Roundhill Ball Metaverse ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 88.3%		Shares	Value
Apparel - 0.5%
NIKE, Inc. - Class B		22,047	$1,537,337

Commercial Services - 0.8%
Block, Inc. (a)		37,755	2,728,554

Computers - 6.9%
Apple, Inc.		88,399	22,509,037

Diversified Financial Services - 3.5%
Circle Internet Group, Inc. (a)(b)		21,019	2,786,699
Coinbase Global, Inc. - Class A (a)		25,233	8,515,885
			11,302,584

Home Furnishings - 1.6%
Sony Group Corp.		185,700	5,355,292

Insurance - 0.1%
Sony Financial Group, Inc. (a)		185,700	206,214

Internet - 24.4%
Alibaba Group Holding Ltd.		293,300	6,672,420
Alphabet, Inc. - Class A		57,964	14,091,048
Amazon.com, Inc. (a)		39,539	8,681,578
Baidu, Inc. - ADR (a)(b)		69,176	9,115,322
Meta Platforms, Inc. - Class A		15,172	11,142,013
NAVER Corp.		27,485	5,259,772
Sea, Ltd. - ADR (a)		53,892	9,632,117
Snap, Inc. - Class A (a)		615,746	4,747,402
Tencent Holdings Ltd.		125,600	10,702,895
			80,044,567

Media - 2.2%
Walt Disney Co.		64,099	7,339,335

Semiconductors - 21.0%
Advanced Micro Devices, Inc. (a)		36,173	5,852,430
ARM Holdings PLC - ADR (a)(b)		37,889	5,360,915
ASML Holding NV		5,797	5,612,018
Intel Corp. (a)		235,349	7,895,959
NVIDIA Corp.		78,653	14,675,077
QUALCOMM, Inc.		69,865	11,622,741
Samsung Electronics Co. Ltd.		43,864	2,622,992
Skyworks Solutions, Inc.		58,000	4,464,840
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		38,473	10,745,124
			68,852,096

Software - 26.2%(c)
Adobe, Inc. (a)		12,756	4,499,679
Akamai Technologies, Inc. (a)		55,277	4,187,786
Autodesk, Inc. (a)		12,537	3,982,629
Cloudflare, Inc. - Class A (a)		18,700	4,012,833
Electronic Arts, Inc.		26,743	5,394,063
Krafton, Inc. (a)		19,851	4,138,425
Microsoft Corp.		22,568	11,689,096
NetEase, Inc. - ADR		20,798	3,161,088
ROBLOX Corp. - Class A (a)		195,842	27,128,034
Take-Two Interactive Software, Inc. (a)		30,645	7,917,442
Unity Software, Inc. (a)(b)		244,384	9,785,135
			85,896,210

Toys/Games/Hobbies - 1.1%
Nintendo Co. Ltd.		41,700	3,615,591
TOTAL COMMON STOCKS (Cost $205,154,582)			289,386,817

EXCHANGE TRADED FUNDS - 11.3%		Shares	Value
3iQ Bitcoin ETF(a)		388,962	6,946,861
3iQ Ether Staking ETF(a)		939,482	15,304,162
3iQ Solana Staking ETF(a)		896,509	14,819,294
TOTAL EXCHANGE TRADED FUNDS (Cost $40,310,561)			37,070,317

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.0%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(d)		19,653,057	19,653,057
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,653,057)			19,653,057

MONEY MARKET FUNDS - 0.4%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)		1,198,288	1,198,288
TOTAL MONEY MARKET FUNDS (Cost $1,198,288)			1,198,288

TOTAL INVESTMENTS - 106.0% (Cost $266,316,488)			347,308,479
Liabilities in Excess of Other Assets - (6.0)%			(19,770,654)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$327,537,825
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $18,786,780.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill Ball Metaverse ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$289,386,817	$–	$–	$289,386,817
Exchange Traded Funds	37,070,317	–	–	37,070,317
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	19,653,057
Money Market Funds	1,198,288	–	–	1,198,288
Total Investments	$327,655,422	$–	$–	$347,308,479

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $19,653,057 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$228,037,977	69.7%
Canada	37,070,317	11.3
China	22,979,305	7.1
South Korea	12,021,189	3.6
Taiwan	10,745,124	3.3
Singapore	9,632,117	2.9
Japan	9,177,097	2.8
Hong Kong	6,672,420	2.0
Netherlands	5,612,018	1.7
United Kingdom	5,360,915	1.6
Liabilities in Excess of Other Assets	(19,770,654)	(6.0)
	$327,537,825	100.0%